Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Accrued bonus	$ 277	$ 248
Other	90	987
Total accrued expenses and other liabilities	2,173	1,235
Professional fees	845
Accrued electricity cost	400
Deferred underwriting commission	250
Contract liability	240
Tax	$ 71
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Customer deposits		15,426	$ 424
Accrued bonus		248	122
Taxes		6
Other		981
Total accrued expenses and other liabilities		$ 16,661	$ 546